FINANCIAL ASSETS AND LIABILITIES - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2024	Dec. 31, 2023
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	97.32%	96.41%
Senior Notes Due 2032 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	84.30%	85.65%
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	99.63%	100.92%